Summary of Significant Accounting Policies - Schedule of Exchange Rates used for Foreign Currency Translation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
USD$1 = HKD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Spot Rate	7.8308
Average Rate	7.8348
USD$1 = RMB [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Spot Rate	7.2755
Average Rate	7.0272
USD$1 = TWD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Spot Rate		31.37	32.79	30.7127
Average Rate		31.17	32.11	31.1471